Derivatives - Schedule of Derivatives by index and Risk Factor (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Notional amount		R$ 6,795,446
Derivatives	R$ 73,384	92,439
Shares
Disclosure of financial assets [line items]
Notional amount	2,137,268	305,589
Derivatives	8,357	15,315
Fair value - liability	(6,272)	(13,359)
Commodities
Disclosure of financial assets [line items]
Notional amount	43,388	29,270
Derivatives	1,564	702
Fair value - liability	(1,103)	(692)
Interest
Disclosure of financial assets [line items]
Notional amount	10,454,958	5,335,062
Derivatives	49,413	47,801
Fair value - liability	(47,063)	(42,608)
Foreign currency
Disclosure of financial assets [line items]
Notional amount	1,200,017	1,125,525
Derivatives	14,050	28,621
Fair value - liability	(15,322)	(28,754)
Futures
Disclosure of financial assets [line items]
Notional amount		868,983
Futures | Shares
Disclosure of financial assets [line items]
Notional amount	15,858
Derivatives	0
Fair value - liability	0
Futures | Commodities
Disclosure of financial assets [line items]
Notional amount	16,204
Derivatives	0
Fair value - liability	0
Futures | Interest
Disclosure of financial assets [line items]
Notional amount	1,229,994
Derivatives	0
Fair value - liability	0
Futures | Foreign currency
Disclosure of financial assets [line items]
Notional amount	54,855
Derivatives	0
Fair value - liability	0
Forward
Disclosure of financial assets [line items]
Notional amount		5,273
Forward | Shares
Disclosure of financial assets [line items]
Notional amount	432
Derivatives	418
Fair value - liability	0
Forward | Commodities
Disclosure of financial assets [line items]
Notional amount	17
Derivatives	17
Fair value - liability	(15)
Forward | Interest
Disclosure of financial assets [line items]
Notional amount	2,202
Derivatives	2,233
Fair value - liability	(2,203)
Forward | Foreign currency
Disclosure of financial assets [line items]
Notional amount	167,707
Derivatives	1,939
Fair value - liability	(2,163)
Options
Disclosure of financial assets [line items]
Notional amount		2,325,428
Options | Shares
Disclosure of financial assets [line items]
Notional amount	2,109,456
Derivatives	7,246
Fair value - liability	(5,163)
Options | Commodities
Disclosure of financial assets [line items]
Notional amount	15,938
Derivatives	1,274
Fair value - liability	(526)
Options | Interest
Disclosure of financial assets [line items]
Notional amount	4,538,681
Derivatives	1,073
Fair value - liability	(673)
Options | Foreign currency
Disclosure of financial assets [line items]
Notional amount	160,127
Derivatives	2,133
Fair value - liability	(2,040)
Swaps
Disclosure of financial assets [line items]
Notional amount		2,844,414
Swaps | Shares
Disclosure of financial assets [line items]
Notional amount	2,177
Derivatives	556
Fair value - liability	(978)
Swaps | Commodities
Disclosure of financial assets [line items]
Notional amount	49
Derivatives	0
Fair value - liability	(100)
Swaps | Interest
Disclosure of financial assets [line items]
Notional amount	4,568,007
Derivatives	45,302
Fair value - liability	(43,777)
Swaps | Foreign currency
Disclosure of financial assets [line items]
Notional amount	33,390
Derivatives	1,326
Fair value - liability	(598)
NDF
Disclosure of financial assets [line items]
Notional amount		632,408
NDF | Shares
Disclosure of financial assets [line items]
Notional amount	2
Derivatives	0
Fair value - liability	0
NDF | Commodities
Disclosure of financial assets [line items]
Notional amount	10,404
Derivatives	253
Fair value - liability	(442)
NDF | Interest
Disclosure of financial assets [line items]
Notional amount	0
Derivatives	0
Fair value - liability	0
NDF | Foreign currency
Disclosure of financial assets [line items]
Notional amount	783,682
Derivatives	8,098
Fair value - liability	(10,487)
Credit derivatives
Disclosure of financial assets [line items]
Notional amount		R$ 100,812
Credit derivatives | Shares
Disclosure of financial assets [line items]
Notional amount	6,616
Derivatives	131
Fair value - liability	(104)
Credit derivatives | Commodities
Disclosure of financial assets [line items]
Notional amount	2
Derivatives	0
Fair value - liability	0
Credit derivatives | Interest
Disclosure of financial assets [line items]
Notional amount	108,642
Derivatives	484
Fair value - liability	(263)
Credit derivatives | Foreign currency
Disclosure of financial assets [line items]
Notional amount	12
Derivatives	0
Fair value - liability	0
Other | Shares
Disclosure of financial assets [line items]
Notional amount	2,727
Derivatives	6
Fair value - liability	(27)
Other | Commodities
Disclosure of financial assets [line items]
Notional amount	774
Derivatives	20
Fair value - liability	(20)
Other | Interest
Disclosure of financial assets [line items]
Notional amount	7,432
Derivatives	321
Fair value - liability	(147)
Other | Foreign currency
Disclosure of financial assets [line items]
Notional amount	244
Derivatives	554
Fair value - liability	R$ (34)